21. Employees benefits (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees Benefits Details 4Abstract
Current service expenses		R$ (22,431)	R$ (35,093)	R$ 13,562
Interest cost rate		213,201	260,409	285,227
Expected return on the plan assets		(179,449)	(183,689)	(201,778)
Total expenses	R$ 8,362	R$ 11,321	R$ 41,627	R$ 97,011